UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	2/28/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2011

Prudential High Yield Fund, Inc.

Fund Type High yield bond Objectives Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential High Yield Fund, Inc.

Prudential High Yield Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 0.91%; Class B, 1.36%; Class C, 1.61%; Class L, 1.11%; Class M, 1.61%; Class R, 1.36%; Class X, 1.61%; Class Z, 0.61%. Net operating expenses: Class A, 0.86%; Class B, 1.36%; Class C, 1.45%; Class L, 1.11%; Class M, 1.61%; Class R, 1.11%; Class X, 1.61%; Class Z, 0.61%, after contractual reduction through 12/31/2010 for Class C and 12/31/2011 for Class A and Class R.

Cumulative Total Returns (Without Sales Charges) as of 2/28/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	9.70%	16.65%	50.25%	97.98%	—
Class B	9.65	16.09	46.85	88.71	—
Class C	9.61	16.27	46.86	88.72	—
Class L	9.76	16.34	N/A	N/A	33.88% (3/26/07)
Class M	9.29	15.77	N/A	N/A	31.46 (3/26/07)
Class R	9.57	16.37	48.73	N/A	55.97 (6/06/05)
Class X	9.50	15.78	N/A	N/A	31.51 (3/26/07)
Class Z	10.09	17.21	52.65	104.01	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index	10.01	17.17	54.14	125.56	—
Lipper High Current Yield Funds Avg.	10.17	16.70	40.33	94.33	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	8.43%	7.40%	6.88%	—
Class B	7.79	7.72	6.84	—
Class C	11.73	7.86	6.84	—
Class L	8.23	N/A	N/A	6.40% (3/26/07)
Class M	6.67	N/A	N/A	6.71 (3/26/07)
Class R	13.26	8.21	N/A	7.99 (6/06/05)
Class X	6.69	N/A	N/A	6.53 (3/26/07)
Class Z	13.88	8.70	7.67	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index	14.26	9.02	8.76	—
Lipper High Current Yield Funds Avg.	13.57	6.86	6.92	—

Source: Prudential Investments LLC, and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively, and a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually, and all investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 0.75% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and to 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and to 1% in the eighth year, and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 17, 1998) after purchase. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index

The Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index (1% Issuer Capped Index) is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 2/28/11 are 38.66% for Class L, Class M, and Class X; and 63.20% for Class R. Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 8.61% for Class L, Class M, and Class X; and 8.82% for Class R.

Lipper High Current Yield Funds Average

The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/11 are 26.69% for Class L, Class M, and Class X; and 48.95% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/11 are 6.00% for Class L, Class M, Class X; and 6.99% for Class R.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/28/11
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A, 08/15/15	1.3%
Charter Communications Operating LLC, Sec’d. Notes, 144A, 4/30/12	1.1
Novelis, Inc. (Canada), Gtd. Notes, 144A, 12/15/20	0.9
Royalty Pharma Finance Trust, 05/15/15	0.9
Accellent, Inc., Gtd. Notes, 144A, 11/01/17	0.9

Issues reflect only long-term investments and are subject to change.

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Distributions and Yields as of 2/28/11
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.21	5.56%
Class B	0.20	5.32
Class C	0.19	5.07
Class L	0.20	5.56
Class M	0.19	5.07
Class R	0.20	5.57
Class X	0.19	5.06
Class Z	0.22	6.05

Credit Quality* expressed as a percentage of net assets as of 2/28/11
High Grade	3.4%
Ba	25.7
B	44.7
Caa or Lower	22.5
Not Rated**	19.1
Total Investments	115.4
Liabilities in excess of other assets	–15.4
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 18.1% of Not Rated is reflected in Short Term Money Markets.

Credit Quality is subject to change.

Prudential High Yield Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2010, at the beginning of the period, and held through the six-month period ended February 28, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund, Inc.		Beginning Account Value September 1, 2010	Ending Account Value February, 28, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,097.00	0.86%	$4.47
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Class B	Actual	$1,000.00	$1,096.50	1.36%	$7.07
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class C	Actual	$1,000.00	$1,096.10	1.45%	$7.54
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

Class L	Actual	$1,000.00	$1,097.60	1.11%	$5.77
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Class M	Actual	$1,000.00	$1,092.90	1.61%	$8.35
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05

Class R	Actual	$1,000.00	$1,095.70	1.11%	$5.77
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Class X	Actual	$1,000.00	$1,095.00	1.61%	$8.36
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05

Class Z	Actual	$1,000.00	$1,100.90	0.61%	$3.18
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied

Prudential High Yield Fund, Inc.	7

Fees and Expenses (continued)

by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2011, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2011 (Unaudited)

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 97.3%

ASSET BACKED SECURITIES 0.7%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Class E, 144A(a)(b)	Caa3	4.253%	10/15/19	$2,851	$2,180,685
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(a)(b)(c)	B3	4.554	06/18/21	2,261	1,684,446
CSAM Funding (Cayman Islands), Ser. 2001-1A, Class D2, 144A(a)(b)(c)	Caa3	6.654	03/29/16	7,000	5,810,000
Landmark CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class B2L(a)(b)(c)	Caa1	6.452	12/15/16	3,259	2,972,244
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Class D, 144A(a)(b)(c)	C	6.956	06/15/13	2,592	285,109

Total asset backed securities					12,932,484

BANK LOANS(c) 5.1%

Cable 0.4%
Newsday LLC(b)	Ba3	10.500	08/01/13	6,000	6,378,750

Capital Goods 0.1%
Capital Safety Group Ltd.(b)	B3	2.262	07/20/15	176	159,387
Capital Safety Group Ltd.(b)	B3	3.012	07/20/16	924	836,113

					995,500

Consumer 0.6%
Realogy Corp.(b)	Caa3	13.500	10/15/17	4,300	4,738,063
Visant Corp.(b)	Ba3	5.250	12/31/16	3,275	3,275,000
Visant Corp.(b)	Ba3	7.000	12/22/16	2,893	2,918,640

					10,931,703

Electric 1.0%
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.766	10/10/14	219	184,378
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.766	10/10/14	9,104	7,654,123
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.766	10/10/14	11,375	9,586,202

					17,424,703

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	9

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(c) (Continued)

Gaming 0.4%
CCM Merger, Inc.(b)	B3	7.000%	03/15/17	$4,150	$4,200,580
Harrahs Operating Co., Inc.(b)	Caa1	3.303	01/28/15	604	561,203
Harrahs Operating Co., Inc.(b)	Caa1	3.303	01/28/15	1,809	1,679,806
Motorcity Casino(b)	Caa1	8.607	07/13/12	1,587	1,596,700

					8,038,289

Healthcare & Pharmaceutical 0.9%
Royalty Pharma Finance Trust	Baa3	7.750	05/15/15	15,601	16,146,950

Pipelines & Other 0.1%
New Development Holdings LLC(b)	Ba3	7.000	07/01/17	2,172	2,192,399

Technology 1.5%
First Data Corp.(b)	B1	3.012	09/24/14	2,288	2,166,055
First Data Corp.(b)	B1	3.012	09/24/14	3,727	3,528,240
First Data Corp.(b)	B1	3.012	09/24/14	8,263	7,823,507
Interactive Data Corp.(b)	Ba3	4.750	02/28/18	5,650	5,696,409
Spansion LLC(b)	BB-(d)	6.500	02/09/15	1,395	1,404,978
TransUnion LLC(b)	Ba3	4.750	02/10/18	6,000	6,033,000

					26,652,189

Telecommunications 0.1%
Level 3 Communications, Inc.(b)	B1	11.660	03/13/14	1,500	1,608,750

Total bank loans					90,369,233

CORPORATE BONDS 90.9%

Aerospace & Defense 1.8%
Alliant Techsystems, Inc.,
Gtd. Notes	Ba3	6.750	04/01/16	1,000	1,032,500
Gtd. Notes	Ba3	6.875	09/15/20	1,800	1,860,750
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500	07/01/18	6,715	7,420,075
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,290,000; purchased 01/13/10 - 03/23/10)(c)(e)	B3	8.750	11/15/17	3,250	2,583,750

See Notes to Financial Statements.

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Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Esterline Technologies Corp.,
Gtd. Notes	Ba3	6.625%	03/01/17	$175	$181,125
Gtd. Notes	Ba3	7.000	08/01/20	2,250	2,356,875
Hawker Beechcraft Acquisition Co. LLC, Gtd. Notes(f)	Caa3	8.500	04/01/15	1,650	1,324,125
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.250	01/15/15	2,130	2,151,300
Sr. Sub. Notes	Ba3	7.250	06/15/18	2,850	2,999,710
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.750	12/15/18	9,000	9,697,500

					31,607,710

Airlines
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Class B(c)	Ba2	6.748	03/15/17	489	489,504

Automotive 2.1%
American Axle & Manufacturing, Inc., Gtd. Notes(f)	B3	7.875	03/01/17	3,650	3,777,750
Dana Holding Corp., Sr. Unsec’d. Notes	B3	6.500	02/15/19	2,125	2,146,250
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	Ba2	7.000	10/01/13	795	863,347
Sr. Unsec’d. Notes(f)	Ba2	7.500	08/01/12	9,440	10,070,630
Sr. Unsec’d. Notes	Ba2	8.000	12/15/16	5,065	5,736,943
Lear Corp.,(f)
Gtd. Notes	Ba3	7.875	03/15/18	2,500	2,756,250
Gtd. Notes	Ba3	8.125	03/15/20	2,975	3,332,000
Navistar International Corp., Gtd. Notes	B1	8.250	11/01/21	4,890	5,415,675
TRW Automotive, Inc., 144A
Gtd. Notes	Ba2	7.250	03/15/17	800	884,000
Gtd. Notes	Ba2	8.875	12/01/17	2,375	2,686,719

					37,669,564

Banking 1.0%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625	03/08/35	760	659,046

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	11

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
BAC Capital Trust XI, Ltd. Gtd. Notes	Baa3	6.625%	05/23/36	$485	$472,540
BAC Capital Trust XIV, Ltd. Gtd. Notes(b)	Ba3	5.630	12/31/49	465	346,425
Bank of America Corp., Jr. Sub. Notes(b)	Ba3	8.000	12/29/49	10,510	11,095,302
MBNA Capital A, Ltd., Gtd. Notes, Ser. A	Baa3	8.278	12/01/26	2,250	2,283,750
Wachovia Bank NA, Sub. Notes	Aa3	6.600	01/15/38	375	423,478
Wells Fargo Capital XV, Ltd., Gtd. Notes(b)	Baa3	9.750	12/31/49	2,800	3,073,000

					18,353,541

Building Materials & Construction 1.3%
Associated Materials LLC, Sr. Sec’d. Notes, 144A	B3	9.125	11/01/17	1,400	1,513,750
Building Materials Corp. of America, 144A(c)
Sr. Notes(f)	B1	6.875	08/15/18	3,000	3,075,000
Sr. Sec’d. Notes	Ba2	7.000	02/15/20	1,425	1,501,594
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500	04/15/16	100	104,500
K Hovnanian Enterprises, Inc., Gtd. Notes(f)	Caa2	11.875	10/15/15	3,550	3,496,750
KB Home, Gtd. Notes	B1	6.375	08/15/11	429	435,435
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125	08/15/13	2,845	3,071,476
Ryland Group, Inc., Gtd. Notes	Ba3	6.875	06/15/13	3,000	3,172,500
Standard Pacific Corp.,
Gtd. Notes, 144A	B3	8.375	05/15/18	1,975	2,093,500
Gtd. Notes, 144A(f)	B3	8.375	01/15/21	1,275	1,345,125
Gtd. Notes(f)	B3	10.750	09/15/16	2,725	3,201,875
Sec’d. Notes	B3	8.375	05/15/18	425	450,500

					23,462,005

Cable 4.5%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(f)	B3	8.000	12/15/18	1,300	1,365,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes	B1	7.750	04/15/18	675	722,250
Sr. Unsec’d. Notes	B1	8.625	09/15/17	3,575	4,004,000

See Notes to Financial Statements.

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Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	$1,438	$1,741,306
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(f)	B2	7.875	04/30/18	1,000	1,067,500
Gtd. Notes	B2	8.125	04/30/20	725	782,094
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	6,550	6,926,625
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba3	8.000	04/30/12	18,538	19,511,245
CSC Holdings LLC,
Sr. Unsec’d. Notes	Ba3	6.750	04/15/12	59	61,434
Sr. Unsec’d. Notes(f)	Ba3	7.625	07/15/18	1,150	1,265,000
Sr. Unsec’d. Notes	Ba3	8.500	06/15/15	1,250	1,368,750
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	575	662,687
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625	10/01/14	1,300	1,378,000
Gtd. Notes	Ba3	7.125	02/01/16	1,340	1,430,450
Escrow CB Frontier Vision(c)(n)	NR	0.000	10/15/10	575	6
Mediacom LLC, Sr. Unsec’d. Notes(f)	B3	9.125	08/15/19	1,100	1,168,750
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(a)(f)	Caa2	10.875	07/15/19	1,300	1,397,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	B1	7.750	03/15/16	4,065	4,227,600
Unitymedia Hessen GmbH & Co. KG (Germany), Sr. Sec’d. Notes, 144A(a)(f)	B1	8.125	12/01/17	3,400	3,646,500
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(a)(f)	B2	9.875	04/15/18	11,300	12,543,000
Videotron Ltee (Canada),(a)
Gtd. Notes	Ba1	6.375	12/15/15	4,325	4,422,312
Gtd. Notes	Ba1	6.875	01/15/14	253	256,479
Gtd. Notes	Ba1	9.125	04/15/18	5,400	6,061,500

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	13

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
Virgin Media Finance PLC (United Kingdom),(a)
Gtd. Notes	Ba2	8.375%	10/15/19	$1,200	$1,360,500
Gtd. Notes, Ser. 1	Ba2	9.500	08/15/16	1,800	2,076,750

					79,447,238

Capital Goods 6.2%
Actuant Corp., Gtd. Notes	Ba2	6.875	06/15/17	3,100	3,208,500
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	B2	7.875	01/31/18	1,500	1,556,250
Altra Holdings, Inc., Sr. Sec’d. Notes	B1	8.125	12/01/16	3,275	3,496,063
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(e)	B1	8.125	03/15/18	3,250	3,493,750
Aquilex Holdings LLC/Aquilex Finance Corp., Gtd. Notes	Caa1	11.125	12/15/16	3,375	3,552,188
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000	08/15/16	6,260	6,635,600
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(a)	B2	8.625	08/01/15	3,675	3,840,375
Avis Budget Car Rental LLC, Gtd. Notes(b)(f)	B3	2.813	05/15/14	310	304,575
Columbus McKinnon Corp., Gtd. Notes, 144A	B1	7.875	02/01/19	3,410	3,529,350
Diversey Holdings, Inc., Sr. Unsec’d. Notes	Caa1	10.500	05/15/20	5,643	6,235,000
Diversey, Inc., Gtd. Notes	B3	8.250	11/15/19	2,875	3,130,156
Dycom Investments, Inc., Sr. Sub. Notes, 144A(f)	Ba3	7.125	01/15/21	2,500	2,553,125
Hertz Corp. (The),
Gtd. Notes, 144A	B2	6.750	04/15/19	3,750	3,825,000
Gtd. Notes, 144A(f)	B2	7.500	10/15/18	2,125	2,249,844
Gtd. Notes	B2	8.875	01/01/14	2,364	2,426,055
Interline Brands, Inc., Gtd. Notes	B2	7.000	11/15/18	5,375	5,576,563

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $1,981,660; purchased 04/01/10)(c)(e)	Caa2	12.250%	04/15/15	$2,000	$1,950,000
Pinafore LLC, Sr. Sec’d. Notes, 144A	B1	9.000	10/01/18	2,000	2,225,000
RBS Global, Inc./Rexnord LLC,(f)
Gtd. Notes	Caa1	8.500	05/01/18	5,525	6,015,344
Gtd. Notes	Caa2	11.750	08/01/16	815	882,237
RSC Equipment Rental, Inc.
Gtd. Notes	Caa1	10.250	11/15/19	2,050	2,337,000
Sr. Sec’d. Notes, 144A	B1	10.000	07/15/17	2,425	2,788,750
Sr. Unsec’d. Notes, 144A	Caa1	8.250	02/01/21	2,875	3,040,312
Sr. Unsec’d. Notes	Caa1	9.500	12/01/14	1,124	1,180,200
SPX Corp.,
Gtd. Notes, 144A	Ba1	6.875	09/01/17	3,475	3,735,625
Sr. Unsec’d. Notes	Ba1	7.625	12/15/14	6,095	6,674,025
Stena AB (Sweden), Sr. Unsec’d. Notes(a)	Ba3	7.000	12/01/16	229	227,282
Terex Corp., Sr. Sub. Notes(f)	B3	8.000	11/15/17	5,480	5,740,300
Trimas Corp., Sr. Sec’d. Notes	B-(d)	9.750	12/15/17	1,875	2,081,250
United Rentals North America, Inc.,
Gtd. Notes(f)	Caa1	8.375	09/15/20	2,900	3,070,375
Gtd. Notes	B2	10.875	06/15/16	4,750	5,521,875
WireCo WorldGroup, Inc., Sr. Unsec’d. Notes, 144A(f)	B3	9.500	05/15/17	5,700	6,056,250

					109,138,219

Chemicals 3.3%
CF Industries, Inc., Gtd. Notes	B1	6.875	05/01/18	3,275	3,616,828
Hexion U.S. Finance Corp., Sec’d. Notes, 144A(f)	Caa1	9.000	11/15/20	5,500	5,850,625
Huntsman International LLC,
Gtd. Notes	B1	5.500	06/30/16	1,700	1,678,750
Gtd. Notes, 144A(f)	B3	8.625	03/15/21	2,275	2,525,250
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	3,900	4,231,500
Lyondell Chemical Co.,
Sr. Sec’d. Notes, 144A(f)	Ba2	8.000	11/01/17	2,639	2,970,524
Sr. Sec’d. Notes	B2	11.000	05/01/18	7,750	8,893,125

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	15

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Momentive Performance Materials, Inc., Sec’d. Notes, 144A(f)	Caa1	9.000%	01/15/21	$2,250	$2,393,438
Mosaic Global Holdings, Inc., Gtd. Notes	Baa2	7.300	01/15/28	100	113,216
Nexeo Solutions LLC, Sr. Sub. Notes, 144A	B3	8.375	03/01/18	3,400	3,459,500
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)	B1	8.375	11/01/16	6,090	6,683,775
Rhodia SA (France), Sr. Unsec’d. Notes, 144A(a)(f)	B1	6.875	09/15/20	3,275	3,352,781
Solutia, Inc., Gtd. Notes(f)	B1	7.875	03/15/20	4,250	4,675,000
TPC Group LLC, Sr. Sec’d. Notes, 144A(f)	B1	8.250	10/01/17	3,575	3,802,906
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A	B1	9.375	10/01/15	4,050	4,356,281

					58,603,499

Consumer 2.1%
American Achievement Corp., Sr. Sec’d. Notes, 144A (original cost $1,800,000; purchased 10/21/10)(c)(e)(f)	B3	10.875	04/15/16	1,800	1,809,000
Brickman Group Holdings, Inc., Sr. Notes, 144A	B3	9.125	11/01/18	3,030	3,257,250
GEO Group, Inc. (The),
Gtd. Notes, 144A	B1	6.625	02/15/21	1,200	1,203,000
Gtd. Notes	B1	7.750	10/15/17	2,100	2,239,125
Jarden Corp., Gtd. Notes	B2	7.500	05/01/17	1,100	1,170,125
Mac-Gray Corp., Gtd. Notes	B3	7.625	08/15/15	3,625	3,670,313
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(f)	B2	7.375	05/15/20	1,175	1,251,375
Realogy Corp., Gtd. Notes, 144A	Caa3	12.000	04/15/17	338	357,967
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	2,538	2,880,630
Service Corp. International,
Sr. Unsec’d. Notes(f)	B1	7.000	05/15/19	3,000	3,097,500
Sr. Unsec’d. Notes	B1	7.000	06/15/17	2,225	2,369,625
Sr. Unsec’d. Notes	B1	8.000	11/15/21	700	766,500

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Consumer (cont’d.)
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	$3,280	$3,280,000
Visant Corp., Gtd. Notes(f)	Caa1	10.000	10/01/17	9,050	9,796,625

					37,149,035

Electric 3.9%
AES Corp. (The),
Sr. Unsec’d. Notes	B1	7.750	03/01/14	1,650	1,794,375
Sr. Unsec’d. Notes	B1	7.750	10/15/15	2,660	2,892,750
Sr. Unsec’d. Notes	B1	8.000	10/15/17	1,000	1,085,000
Sr. Unsec’d. Notes(f)	B1	8.000	06/01/20	1,550	1,697,250
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	B3	9.000	01/02/17	5,278	4,539,366
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500	02/15/21	3,250	3,323,125
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250	12/01/20	2,850	2,993,247
Energy Future Holdings Corp.,
Sr. Sec’d. Notes	Caa3	9.750	10/15/19	3,830	3,957,888
Sr. Sec’d. Notes, 144A	Caa3	10.000	01/15/20	2,275	2,369,076
Energy Future Intermediate Holding Co. LLC,
Sr. Sec’d. Notes(f)	B(d)	9.750	10/15/19	1,153	1,191,500
Sr. Sec’d. Notes	Caa3	10.000	12/01/20	700	730,696
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250	04/01/16	55	59,675
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300	05/01/11	550	554,125
Mirant Corp., 144A(c)	NR	7.400	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs.,
Ser. A	Ba1	8.625	06/30/12	188	193,162
Ser. B	Ba1	9.125	06/30/17	7,580	8,262,509
North American Energy Alliance LLC, Sr. Sec’d. Notes, 144A (original cost $4,170,050; purchased 09/22/09 - 10/22/10)(c)(e)	Ba3	10.875	06/01/16	4,175	4,717,750

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	17

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes	B1	7.375%	02/01/16	$5,545	$5,739,075
Gtd. Notes(f)	B1	7.375	01/15/17	1,230	1,296,113
Gtd. Notes, 144A(f)	B1	7.625	01/15/18	10,900	11,349,625
Gtd. Notes, 144A(f)	B1	8.250	09/01/20	2,250	2,368,125
NV Energy, Inc., Sr. Unsec’d. Notes	Ba3	6.750	08/15/17	1,364	1,397,389
Reliant Energy Mid Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	Ba1	9.237	07/02/17	588	629,120
RRI Energy, Inc., Sr. Unsec’d. Notes	B3	7.875	06/15/17	390	390,975
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $4,450,260; purchased 12/22/08 -05/28/10)(c)(e)	Ba3	9.000	12/30/13	4,647	4,807,517

					68,342,108

Energy - Other 5.0%
Chaparral Energy, Inc., Gtd. Notes, 144A	Caa1	8.250	09/01/21	4,075	4,146,313
Cie Generale de Geophysique-Veritas (France),(a)
Gtd. Notes	Ba3	7.500	05/15/15	3,480	3,601,800
Gtd. Notes	Ba3	7.750	05/15/17	65	68,738
Gtd. Notes	Ba3	9.500	05/15/16	3,535	3,968,037
Denbury Resources, Inc.,
Gtd. Notes	B1	6.375	08/15/21	3,100	3,131,000
Gtd. Notes	B1	8.250	02/15/20	1,851	2,059,237
Gtd. Notes	B1	9.750	03/01/16	2,875	3,263,125
Forest Oil Corp., Gtd. Notes(f)	B1	7.250	06/15/19	6,650	6,882,750
Harvest Operations Corp. (Canada), Gtd. Notes, 144A(a)	Ba1	6.875	10/01/17	6,500	6,760,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	4,139	4,542,552
Newfield Exploration Co.,
Sr. Sub. Notes	Ba2	6.625	09/01/14	1,983	2,027,617
Sr. Sub. Notes	Ba2	6.625	04/15/16	750	774,375
Sr. Sub. Notes	Ba2	6.875	02/01/20	1,500	1,593,750

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Oasis Petroleum, Inc., Sr. Notes, 144A	Caa1	7.250%	02/01/19	$1,225	$1,243,375
OPTI Canada, Inc. (Canada),(a)(f)
Sr. Sec’d. Notes	Ca	7.875	12/15/14	6,575	3,583,375
Sr. Sec’d. Notes	Ca	8.250	12/15/14	175	95,375
Parker Drilling Co., Gtd. Notes	B1	9.125	04/01/18	350	376,250
Petrohawk Energy Corp.,
Gtd. Notes	B3	7.250	08/15/18	5,150	5,330,250
Gtd. Notes	B3	7.875	06/01/15	3,420	3,625,200
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)(f)	B2	6.750	05/01/14	2,425	2,412,875
Pioneer Natural Resources Co.,
Gtd. Notes	Ba1	5.875	07/15/16	780	814,110
Sr. Unsec’d. Notes	Ba1	6.650	03/15/17	6,165	6,660,432
Sr. Unsec’d. Notes	Ba1	6.875	05/01/18	3,650	3,962,736
Sr. Unsec’d. Notes	Ba1	7.500	01/15/20	3,725	4,182,408
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.625	06/01/18	1,200	1,282,500
Gtd. Notes	B1	7.750	06/15/15	1,385	1,454,250
Gtd. Notes	B1	10.000	03/01/16	1,600	1,816,000
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)(f)	Ba2	6.625	11/15/20	2,000	2,065,000
Range Resources Corp.,
Gtd. Notes	Ba3	7.500	05/15/16	4,565	4,770,425
Gtd. Notes	Ba3	7.500	10/01/17	1,460	1,551,250

					88,045,105

Foods 3.7%
ARAMARK Corp., Gtd. Notes(f)	B3	8.500	02/01/15	3,800	3,971,000
Bi-Lo Finance Corp., Sr. Sec’d. Notes, 144A	B2	9.250	02/15/19	3,575	3,718,000
Blue Merger Sub, Inc., Sr. Notes, 144A(f)	B3	7.625	02/15/19	1,750	1,767,500
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(f)	B2	9.000	12/15/17	7,250	7,830,000
Carrols Corp., Gtd. Notes	B3	9.000	01/15/13	555	556,388
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	2,025	2,179,406

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	19

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Darling International, Inc., Gtd. Notes, 144A	B2	8.500%	12/15/18	$1,100	$1,186,625
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000	06/01/18	1,525	1,708,000
Del Monte Corp.,
Gtd. Notes	Ba3	6.750	02/15/15	1,000	1,015,000
Gtd. Notes	Ba3	7.500	10/15/19	3,425	4,161,375
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	4,875	5,240,625
Landry’s Restaurants, Inc., Sr. Sec’d. Notes	B3	11.625	12/01/15	465	504,525
Michael Foods, Inc., Sr. Notes, 144A (original cost $6,131,250; purchased 06/22/10-10/14/10)(c)(e)	Caa1	9.750	07/15/18	5,800	6,351,000
Pilgrim’s Pride Corp., Gtd. Notes, 144A	B3	7.875	12/15/18	5,025	4,937,062
Roadhouse Financing, Inc., Sr. Sec’d. Notes, 144A(f)	B2	10.750	10/15/17	1,150	1,257,813
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000	07/15/14	4,955	5,846,900
Stater Brothers Holdings, Inc.,
Gtd. Notes, 144A(f)	B2	7.375	11/15/18	775	807,937
Gtd. Notes	B2	7.750	04/15/15	550	573,719
SUPERVALU, Inc.,(f)
Sr. Unsec’d. Notes	B2	7.500	05/15/12	375	387,187
Sr. Unsec’d. Notes	B2	7.500	11/15/14	2,000	2,005,000
Sr. Unsec’d. Notes	B2	8.000	05/01/16	6,995	6,960,025
Tyson Foods, Inc., Gtd. Notes	Ba2	10.500	03/01/14	1,365	1,648,238

					64,613,325

Gaming 4.3%
Ameristar Casinos, Inc., Gtd. Notes	B2	9.250	06/01/14	4,040	4,343,000
CCM Merger, Inc., Notes, 144A (original cost $10,775,252; purchased 07/14/05-07/08/10)(c)(e)(f)	Caa3	8.000	08/01/13	11,885	12,003,850

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes	CCC(d)	10.000%	12/15/18	$2,080	$1,955,200
Sr. Sec’d. Notes	Caa1	11.250	06/01/17	7,450	8,455,750
Sr. Sec’d. Notes, 144A(f)	Ca	12.750	04/15/18	6,525	6,867,563
Marina District Finance Co., Inc., 144A
Sr. Sec’d. Notes	B2	9.500	10/15/15	8,200	8,548,500
Sr. Sec’d. Notes	B2	9.875	08/15/18	1,500	1,563,750
MGM Resorts International,
Sr. Sec’d. Notes, 144A(f)	B1	9.000	03/15/20	2,665	2,911,513
Sr. Sec’d. Notes	B1	11.125	11/15/17	5,865	6,759,413
Sr. Sec’d. Notes	B1	13.000	11/15/13	7,005	8,388,487
Peninsula Gaming LLC,
Gtd. Notes	Caa1	10.750	08/15/17	1,250	1,381,250
Sr. Sec’d. Notes	Ba3	8.375	08/15/15	2,000	2,145,000
Pinnacle Entertainment, Inc., Gtd. Notes(f)	B1	8.625	08/01/17	1,725	1,893,188
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $460,000; purchased 11/13/08)(c)(e)	B2	10.375	06/15/14	500	521,250
Scientific Games Corp., Sr. Sub. Notes, 144A(f)	B1	8.125	09/15/18	1,375	1,464,375
Scientific Games International, Inc., Gtd. Notes	B1	9.250	06/15/19	2,800	3,073,000
Seminole Indian Tribe of Florida, Notes, 144A(f)	Ba1	7.750	10/01/17	1,525	1,618,406
Station Casinos, Inc.,(g)
Sr. Sub. Notes	NR	6.500	02/01/14	2,930	293
Sr. Sub. Notes(c)	NR	6.625	03/15/18	1,810	181
Sr. Sub. Notes(c)	NR	6.875	03/01/16	65	6
Sr. Unsec’d. Notes	NR	6.000	04/01/12	134	13
Wynn Las Vegas LLC, First Mtge. Bonds	Ba2	7.875	11/01/17	1,250	1,334,375
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $1,028,580; purchased 03/30/10)(c)(e)	B1	11.375	07/15/16	948	1,064,130

					76,292,493

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	21

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 10.0%
Accellent, Inc.,
Gtd. Notes, 144A	Caa2	10.000%	11/01/17	$16,050	$15,889,500
Sr. Sec’d. Notes	B1	8.375	02/01/17	225	238,500
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B(d)	8.000	12/01/16	8,456	8,392,580
Apria Healthcare Group, Inc.,
Sr. Sec’d. Notes	Ba2	11.250	11/01/14	8,395	9,087,588
Sr. Sec’d. Notes(f)	B1	12.375	11/01/14	5,675	6,185,750
Biomet, Inc.,
Gtd. Notes	B3	10.000	10/15/17	1,000	1,113,750
Gtd. Notes, PIK	B3	10.375	10/15/17	9,875	11,047,656
Gtd. Notes	Caa1	11.625	10/15/17	3,670	4,137,925
Capella Healthcare, Inc., Gtd. Notes, 144A (original cost $6,146,322; purchased 06/21/10-11/23/10)(c)(e)	B3	9.250	07/01/17	5,985	6,433,875
Community Health Systems, Inc., Gtd. Notes	B3	8.875	07/15/15	4,710	4,992,600
ConvaTec Healthcare E SA (Luxembourg), Sr. Unsec’d. Notes, 144A (original cost $8,417,156; purchased 12/17/10-02/17/11)(a)(c)(e)	Caa1	10.500	12/15/18	8,175	8,726,812
DaVita, Inc., Gtd. Notes	B2	6.375	11/01/18	3,475	3,522,781
Giant Funding Corp., Sec’d. Notes, 144A(f)	B3	8.250	02/01/18	6,025	6,190,687
HCA, Inc.,
Sec’d. Notes	B2	9.250	11/15/16	5,875	6,345,000
Sec’d. Notes, PIK	B2	9.625	11/15/16	5,867	6,365,516
Sr. Unsec’d. Notes	Caa1	5.750	03/15/14	1,775	1,819,375
Sr. Unsec’d. Notes(f)	Caa1	6.375	01/15/15	8,450	8,724,625
Sr. Unsec’d. Notes	Caa1	7.500	11/15/95	2,850	2,337,000
Sr. Unsec’d. Notes, MTN	Caa1	9.000	12/15/14	4,000	4,245,000
HealthSouth Corp.,
Gtd. Notes	B2	7.250	10/01/18	6,450	6,691,875
Gtd. Notes	B2	7.750	09/15/22	3,200	3,332,000

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	6.625%	10/01/20	$1,300	$1,330,875
MedAssets, Inc., Gtd. Notes, 144A	B3	8.000	11/15/18	1,750	1,798,125
Mylan, Inc., 144A
Gtd. Notes	B1	7.625	07/15/17	4,800	5,274,000
Gtd. Notes	B1	7.875	07/15/20	2,675	2,989,313
Radnet Management, Inc., Gtd. Notes	Caa1	10.375	04/01/18	3,150	3,157,875
Res-Care, Inc., Sr. Unsec’d. Notes, 144A	B3	10.750	01/15/19	3,500	3,797,500
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000	01/15/14	1,438	1,477,545
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18/11)(c)(e)	Caa1	10.000	07/15/17	6,575	6,821,563
Valeant Pharmaceuticals International, 144A
Gtd. Notes	B1	6.750	10/01/17	1,500	1,552,500
Gtd. Notes	B1	6.875	12/01/18	4,850	5,044,000
Gtd. Notes	B1	7.000	10/01/20	3,300	3,411,375
Warner Chilcott Co. LLC (Ireland), Gtd. Notes, 144A(a)	B3	7.750	09/15/18	13,600	14,314,000

					176,789,066

Lodging & Leisure 0.9%
Felcor Lodging LP, Sr. Sec’d. Notes(f)	B2	10.000	10/01/14	2,450	2,786,875
Host Hotels & Resorts LP,
Gtd. Notes	Ba1	6.000	11/01/20	4,850	4,856,063
Gtd. Notes	BB+(d)	6.875	11/01/14	740	765,900
Gtd. Notes	BB+(d)	7.125	11/01/13	875	887,031
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375	03/15/15	5,975	6,109,437
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(a)	Ba2	11.875	07/15/15	1,025	1,271,000

					16,676,306

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	23

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment 8.0%
AMC Entertainment, Inc.,
Gtd. Notes(f)	Caa1	8.000%	03/01/14	$4,415	$4,481,225
Sr. Sub. Notes, 144A	Caa1	9.750	12/01/20	5,725	6,140,063
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A	Caa3	9.000	06/01/15	550	335,759
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A(f)	B2	9.125	08/01/18	3,325	3,624,250
Cengage Learning Acquisitions, Inc., Sr. Notes, 144A	Caa2	10.500	01/15/15	7,500	7,781,250
Checkout Holding Corp., Sr. Notes, 144A(h)	B3	11.510	11/15/15	2,350	1,515,750
Clear Channel Communications, Inc.,
Gtd. Notes, 144A	Caa1	9.000	03/01/21	8,575	8,714,344
Gtd. Notes(f)	Ca	10.750	08/01/16	3,925	3,826,875
Sr. Unsec’d. Notes(f)	Ca	4.900	05/15/15	1,750	1,557,500
Sr. Unsec’d. Notes	Ca	5.500	09/15/14	745	677,950
Sr. Unsec’d. Notes	Ca	5.500	12/15/16	5,150	3,811,000
Sr. Unsec’d. Notes(f)	Ca	6.875	06/15/18	550	404,250
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	B2	9.250	12/15/17	1,200	1,332,000
Gtd. Notes, Ser. B	B2	9.250	12/15/17	2,800	3,115,000
CMP Susquehanna Corp., Gtd. Notes	Caa3	9.875	05/15/14	2,150	875,050
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A(a)	Ba2	13.500	08/15/15	20,466	22,922,379
Gray Television, Inc., Sr. Sec’d. Notes(f)	Caa2	10.500	06/29/15	8,625	9,164,063
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	Ba2	7.375	12/01/17	775	833,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(a)(c)(f)	B3	8.500	11/01/19	3,450	3,786,375
Intelsat SA (Luxembourg),(a)
Gtd. Notes	Caa3	11.250	02/04/17	10,600	11,726,250
Sr. Unsec’d. Notes(f)	Caa3	7.625	04/15/12	1,000	1,070,000

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Intelsat Subsidiary Holding Co. SA (Bermuda),(a)
Gtd. Notes, 144A	B3	8.875%	01/15/15	$630	$645,750
Gtd. Notes	B3	8.875	01/15/15	1,890	1,946,700
Lamar Media Corp., Gtd. Notes(f)	Ba3	9.750	04/01/14	2,450	2,848,125
LIN Television Corp.,
Gtd. Notes(f)	B3	6.500	05/15/13	1,385	1,391,925
Gtd. Notes, Ser. B	B3	6.500	05/15/13	3,000	3,011,250
MediaNews Group, Inc., Sr. Sub. Notes (original cost $2,448,196; purchased 04/19/04 - 05/19/04)(c)(e)(g)	NR	6.875	10/01/13	2,450	245
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000	09/01/14	450	431,778
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	B2	7.750	10/15/18	4,125	4,460,156
Palace Entertainment Holdings LLC /Palace Entertainment Holdings Corp., Sr. Sec’d. Notes, 144A	B2	8.875	04/15/17	1,075	1,096,500
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375	09/01/14	235	244,694
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625	12/15/16	2,647	2,905,082
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250	11/01/17	4,125	4,661,250
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	9,901	11,151,001
Universal City Development Partners Ltd.,(c) Gtd. Notes, (original cost $1,810,500; purchased 11/06/09 - 09/29/10)(e)	B3	8.875	11/15/15	1,800	1,966,500
Gtd. Notes	B3	10.875	11/15/16	850	954,125
Univision Communications, Inc., Gtd. Notes, 144A(f)	Caa2	8.500	05/15/21	1,275	1,329,187
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500	06/15/16	4,625	4,925,625

					141,664,351

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	25

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals 2.3%
Aleris International, Inc., Gtd. Notes(g)	NR	9.000%	12/15/14	$1,050	$26
Blaze Recycling & Metals LLC/Blaze Finance Corp., Sr. Sec’d. Notes, Ser. AI	NR	13.000	07/15/12	46	32,993
FMG Resources (August 2006) Pty Ltd. (Australia), 144A(a)
Sr. Notes	B1	6.375	02/01/16	1,000	1,015,000
Sr. Notes	B1	6.875	02/01/18	8,375	8,584,375
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375	04/01/17	3,130	3,474,300
Metals USA, Inc., Sr. Sec’d. Notes(f)	B3	11.125	12/01/15	5,917	6,286,813
Novelis, Inc. (Canada), Gtd. Notes, 144A(a)	B2	8.750	12/15/20	14,975	16,509,937
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.250	04/15/18	1,750	1,863,750
Rain CII Carbon LLC and CII Carbon Corp., Sr. Sec’d. Notes, 144A	B1	8.000	12/01/18	2,400	2,562,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750	02/01/18	1,100	1,078,000

					41,407,194

Non-Captive Finance 4.8%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A(f)	B3	11.000	02/01/19	3,150	3,240,563
Ally Financial, Inc.,
Gtd. Notes, 144A	B1	7.500	09/15/20	2,075	2,269,531
Gtd. Notes	B1	8.300	02/12/15	1,000	1,128,750
American General Finance Corp., MTN
Sr. Unsec’d. Notes, Ser. H	B3	5.375	10/01/12	7,475	7,353,531
Sr. Unsec’d. Notes, Ser. I	B3	5.400	12/01/15	1,325	1,199,125
Sr. Unsec’d. Notes	B3	6.900	12/15/17	3,175	2,849,562
CIT Group, Inc.,
Sr. Sec’d. Notes	B3	7.000	05/01/13	104	106,181

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sr. Sec’d. Notes(f)	B3	7.000%	05/01/14	$4,005	$4,082,416
Sr. Sec’d. Notes	B3	7.000	05/01/16	8,541	8,616,110
Sr. Sec’d. Notes(f)	B3	7.000	05/01/17	13,063	13,160,895
GMAC, Inc.,
Gtd. Notes	B1	6.625	05/15/12	3,400	3,546,625
Gtd. Notes, Ser. 8(f)	B1	6.750	12/01/14	4,250	4,547,500
Gtd. Notes(f)	B1	6.875	08/28/12	3,575	3,789,500
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	2,425	2,615,363
Sr. Sec’d. Notes, 144A(f)	Ba3	6.750	09/01/16	3,600	3,897,000
Sr. Sec’d. Notes, 144A	Ba3	7.125	09/01/18	325	354,656
Sr. Unsec’d. Notes(f)	B1	4.750	01/13/12	1,600	1,626,000
Sr. Unsec’d. Notes, MTN	B1	5.300	05/01/12	1,000	1,018,500
Sr. Unsec’d. Notes, MTN	B1	5.750	06/15/11	1,425	1,432,838
Sr. Unsec’d. Notes	B1	6.375	03/25/13	3,000	3,127,500
Sr. Unsec’d. Notes, 144A	B1	8.750	03/15/17	1,225	1,399,563
KKR Group Finance Co., Gtd. Notes, 144A	A-(d)	6.375	09/29/20	10,000	10,303,260
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	3,050	3,236,812

					84,901,781

Packaging 2.9%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(a)(c)	B3	9.125	10/15/20	5,950	6,530,125
Berry Plastics Corp.,
Sec’d. Notes(b)(f)	Caa1	4.177	09/15/14	1,975	1,851,562
Sr. Sec’d. Notes(f)	Caa1	9.500	05/15/18	3,450	3,458,625
Sr. Sec’d. Notes, 144A	Caa1	9.750	01/15/21	3,775	3,784,438
BWAY Holding Co., Gtd. Notes, 144A	B3	10.000	06/15/18	850	943,500
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.125	11/01/15	3,425	3,647,625
Exopack Holding Corp., Gtd. Notes	B3	11.250	02/01/14	5,660	5,865,175
Graham Packaging Co. LP
Gtd. Notes	Caa1	8.250	01/01/17	2,525	2,701,750

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	27

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging (cont’d.)
Gtd. Notes	Caa1	8.250%	10/01/18	$600	$646,500
Gtd. Notes(f)	Caa1	9.875	10/15/14	2,730	2,825,550
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,200	3,392,000
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	6.750	12/01/14	250	255,938
Plastipak Holdings, Inc., 144A(c)(e) Sr. Notes (original cost $1,811,250; purchased 03/31/10 - 05/21/10)(f)	B3	8.500	12/15/15	1,800	1,881,000
Sr. Notes (original cost $1,544,276; purchased 07/23/09)	B3	10.625	08/15/19	1,580	1,801,200
Reynolds Group Issuer, Inc., 144A
Gtd. Notes	Caa1	8.250	02/15/21	3,600	3,609,000
Gtd. Notes	Caa1	9.000	04/15/19	3,200	3,336,000
Sr. Sec’d. Notes	Ba3	6.875	02/15/21	1,300	1,303,250
Sr. Sec’d. Notes	Ba3	7.750	10/15/16	2,850	3,035,250

					50,868,488

Paper 1.5%
ABI Escrow Corp., Sr. Sec’d. Notes, 144A	B1	10.250	10/15/18	800	896,000
Cascades, Inc. (Canada),(a)
Gtd. Notes	Ba3	7.750	12/15/17	3,292	3,444,255
Gtd. Notes	Ba3	7.875	01/15/20	625	652,344
Domtar Corp.,
Gtd. Notes, Ser. GLOB	Ba2	7.125	08/15/15	313	344,300
Sr. Unsec’d. Notes	Ba2	10.750	06/01/17	800	1,024,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $4,062,549; purchased 04/20/09)(c)(e)	Ba2	8.250	05/01/16	4,225	4,763,687
Graphic Packaging International, Inc.,
Gtd. Notes	B3	7.875	10/01/18	1,500	1,612,500
Gtd. Notes	B3	9.500	06/15/17	3,420	3,796,200
NewPage Corp., Sr. Sec’d. Notes(f)	B2	11.375	12/31/14	4,380	4,369,050

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Paper (cont’d.)
P.H. Glatfelter Co., Gtd. Notes	Ba2	7.125%	05/01/16	$1,650	$1,687,125
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	500	550,000
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(a)	Ba2	7.500	11/20/25	100	94,000
Verso Paper, Inc.
Sr. Sec’d. Notes, 144A(f)	B2	8.750	02/01/19	1,325	1,384,625
Sr. Sec’d. Notes	Ba2	11.500	07/01/14	2,500	2,756,250

					27,374,336

Pipelines & Other 2.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
Sr. Unsec’d. Notes	Ba3	6.500	05/20/21	2,100	2,163,000
Sr. Unsec’d. Notes	Ba3	7.125	05/20/16	915	951,600
El Paso Corp., MTN
Notes, Ser. G	Ba3	7.800	08/01/31	750	793,523
Notes, Ser. G	Ba3	8.050	10/15/30	110	117,919
Energy Transfer Equity LP, Gtd. Notes	Ba2	7.500	10/15/20	3,650	3,955,687
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A	Ba3	6.500	05/01/21	3,500	3,412,500
Sr. Unsec’d. Notes	B2	8.625	06/15/20	5,550	6,035,625
Inergy LP/Inergy Finance Corp., Gtd. Notes, 144A	Ba3	7.000	10/01/18	5,783	5,992,634
Markwest Energy Partners LP, Gtd. Notes	B1	6.500	08/15/21	3,325	3,320,844
Gtd. Notes, Ser. B	B1	8.750	04/15/18	1,415	1,549,425
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	03/01/32	29	34,697
Targa Resources Partners LP, Gtd. Notes, 144A	B1	6.875	02/01/21	7,850	7,771,500
Gtd. Notes, 144A(f)	B1	7.875	10/15/18	3,375	3,560,625
Gtd. Notes	B1	8.250	07/01/16	1,125	1,192,500

					40,852,079

Real Estate Investment Trusts 1.3%
AVIV Healthcare Properties LP, Sr. Notes, 144A	B1	7.750	02/15/19	2,975	3,101,437

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	29

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/01/17	$150	$138,000
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A	Ba2	6.750	10/15/22	5,350	5,403,500
Gtd. Notes	Ba2	7.000	01/15/16	2,927	3,018,469
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Baa3	6.750	04/15/20	300	320,504
Sr. Unsec’d. Notes	Baa3	8.625	01/15/12	10,473	10,971,337

					22,953,247

Retailers 1.6%
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A(f)	Caa1	10.000	02/15/19	1,000	1,010,000
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK(f)	Caa1	9.000	10/15/15	2,892	3,029,134
Pantry, Inc. (The), Gtd. Notes	Caa1	7.750	02/15/14	5,260	5,325,750
QVC, Inc., 144A
Sr. Sec’d. Notes	Ba2	7.125	04/15/17	2,490	2,658,075
Sr. Sec’d. Notes(f)	Ba2	7.375	10/15/20	2,475	2,623,500
Rite Aid Corp., Sr. Sec’d. Notes(f)	Caa2	7.500	03/01/17	2,275	2,289,219
Sr. Sec’d. Notes	B3	9.750	06/12/16	850	957,313
Susser Holdings LLC, Gtd. Notes	B2	8.500	05/15/16	4,900	5,322,625
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	4,480	4,872,000

					28,087,616

Technology 11.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.750	08/01/20	6,400	6,688,000
Sr. Unsec’d. Notes	Ba3	8.125	12/15/17	8,625	9,185,625
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	12,875	13,325,625
Sr. Sec’d. Notes, 144A(f)	B1	7.000	04/01/19	1,700	1,683,000
Buccaneer Merger Sub, Inc., Sr. Notes, 144A	Caa1	9.125	01/15/19	6,620	7,149,600
CDW Finance Corp., Gtd. Notes	Caa1	11.000	10/12/15	6,700	7,286,250

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Commscope, Inc., Gtd. Notes, 144A	B3	8.250%	01/15/19	$10,625	$11,023,438
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.500	12/15/17	6,450	7,111,125
First Data Corp., Gtd. Notes(f)	Caa1	9.875	09/24/15	395	398,950
Gtd. Notes, 144A	Caa1	12.625	01/15/21	7,115	7,452,962
Sr. Sec’d. Notes, 144A(f)	Caa1	8.250	01/15/21	7,015	6,979,925
Freescale Semiconductor, Inc., Gtd. Notes(f)	Caa2	10.125	12/15/16	12,360	13,348,800
Sr. Sec’d. Notes, 144A	B1	9.250	04/15/18	5,600	6,244,000
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.250	08/01/18	12,579	14,009,861
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125	07/01/16	3,160	3,286,400
Nortel Networks Ltd. (Canada),(a)(g) Gtd. Notes	NR	5.344	07/15/11	3,000	2,610,000
Gtd. Notes	NR	10.125	07/15/13	2,600	2,353,000
Gtd. Notes(f)	NR	10.750	07/15/16	9,790	8,859,950
NXP BV/NXP Funding LLC (Netherlands),(a) Sr. Sec’d. Notes, Ser. EXcH(b)	B3	3.053	10/15/13	900	895,500
Sr. Sec’d. Notes, Ser. ExCH	B3	7.875	10/15/14	1,525	1,591,719
Sr. Sec’d. Notes, 144A	B3	9.750	08/01/18	9,300	10,625,250
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A(a)	Ba1	7.750	12/15/18	11,575	11,864,375
Seagate Technology HDD Holdings (Cayman Islands),(a) Gtd. Notes	Ba1	6.375	10/01/11	236	241,310
Gtd. Notes	Ba1	6.800	10/01/16	1,881	1,963,294
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(a)	Baa3	10.000	05/01/14	8,395	9,717,212
Spansion LLC, Gtd. Notes, 144A	B(d)	7.875	11/15/17	1,750	1,785,000
SunGard Data Systems, Inc., Gtd. Notes(f)	Caa1	10.250	08/15/15	9,690	10,210,838
Gtd. Notes	Caa1	10.625	05/15/15	9,990	11,063,925
Sr. Unsec’d. Notes, 144A	Caa1	7.625	11/15/20	875	903,437

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	31

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Trans Union LLC/TransUnion Financing Corp., Gtd. Notes, 144A	B3	11.375%	06/15/18	$7,175	$8,340,937
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	2,810	3,322,825
Sr. Sec’d. Notes, 144A	Ba2	14.250	09/15/15	1,175	1,401,188
Sr. Unsec’d. Notes	B2	12.500	01/15/16	4,321	4,850,323

					207,773,644

Telecommunications 4.4%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500	12/01/16	2,900	3,103,000
Clearwire Communications LLC, 144A Sr. Sec’d. Notes	B2	12.000	12/01/15	1,075	1,171,750
Sr. Sec’d. Notes(f)	B2	12.000	12/01/15	14,565	15,875,850
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	1,550	1,712,750
Sr. Unsec’d. Notes	Ba2	8.500	04/15/20	1,425	1,581,750
Sr. Unsec’d. Notes(f)	Ba2	8.750	04/15/22	3,750	4,162,500
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.250	11/01/14	4,500	4,646,250
MetroPCS Wireless, Inc., Gtd. Notes	B2	6.625	11/15/20	1,700	1,655,375
Gtd. Notes(f)	B2	7.875	09/01/18	2,950	3,115,937
Nextel Communications, Inc.
Gtd. Notes, Ser. E	Ba2	6.875	10/31/13	950	957,719
Gtd. Notes, Ser. D	Ba2	7.375	08/01/15	425	426,062
Qwest Communications International, Inc., Gtd. Notes	Ba2	7.125	04/01/18	700	750,750
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500	10/01/14	760	870,200
Sr. Unsec’d. Notes	Baa3	7.625	06/15/15	1,545	1,772,888
SBA Telecommunications, Inc., Gtd. Notes	Ba3	8.000	08/15/16	1,690	1,842,100
Gtd. Notes	Ba3	8.250	08/15/19	1,040	1,146,600
Sprint Capital Corp., Gtd. Notes(f)	Ba3	6.900	05/01/19	3,750	3,782,812
Gtd. Notes	Ba3	8.375	03/15/12	1,075	1,140,844
Sr. Unsec’d. Notes(f)	Ba3	6.000	12/01/16	1,915	1,910,213

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Wind Acquisition Finance SA (Luxembourg), 144A(a) Gtd. Notes	B2	11.750%	07/15/17	$4,400	$5,049,000
Sr. Sec’d. Notes	Ba2	7.250	02/15/18	4,175	4,310,687
Sr. Sec’d. Notes, PIK(f)	B3	12.250	07/15/17	4,207	4,922,439
Windstream Corp., Gtd. Notes(f)	Ba3	7.750	10/15/20	2,500	2,590,625
Gtd. Notes	Ba3	7.875	11/01/17	610	662,613
Gtd. Notes(f)	Ba3	8.125	09/01/18	500	535,000
Gtd. Notes	Ba3	8.625	08/01/16	4,795	5,070,713
Gtd. Notes, 144A	Ba3	7.750	10/15/20	2,325	2,409,281

					77,175,708

Total corporate bonds					1,609,737,162

				Shares

COMMON STOCKS 0.2%
Adelphia Recovery Trust(c)(i)				2,000,000	2,000
CenturyLink, Inc.				4,018	165,461
Dex One Corp.(i)				149,207	786,321
GenOn Energy, Inc.(i)				9,307	37,693
IHF Holdings, Inc.(i)				4,375	44
Peachtree Cable Assoc. Ltd.(c)(i)				31,559	315
Sprint Nextel Corp.(i)				28,675	125,310
WKI Holding Co., Inc.(c)(i)				6,031	174,537
Xerox Corp.				169,797	1,825,318
Zemex Minerals Group(c)(i)				171	2

Total common stocks					3,117,001

PREFERRED STOCKS 0.4%

Banking 0.2%
Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%				153,000	4,138,650

Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 05/27/98)(c)(e)(i)(j)				2,000	152,000

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	33

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description		Shares	Value (Note 1)

PREFERRED STOCKS (Continued)

Cable
Escrow Pfd Adelphia(c)(i)		20,000	$20

Gaming 0.2%
Las Vegas Sands Corp., Ser. A, 10.00%(i)		30,000	3,377,814

Total preferred stocks			7,668,484

	Expiration Date	Units

WARRANTS(i)

Chemicals
Hercules, Inc.	03/31/29	230	8,702

Paper
Smurfit Kappa Group PLC (Ireland), 144A(a)(c)	10/01/13	275	3,416

Telecommunications
Hawaiian Telcom Holdco, Inc.	10/28/15	6,958	90,454

Total warrants			102,572

Total long-term investments (cost $1,638,179,564)			1,723,926,936

		Shares
SHORT-TERM INVESTMENTS 18.1%

Affiliated Mutual Funds
Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund(k)		44,663	403,309
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $319,945,586; includes $274,426,436 of cash collateral received for securities on loan)(k)(l)		319,945,586	319,945,586

Total short-term investments (cost $320,380,978)			320,348,895

Total Investments(m) 115.4% (cost $1,958,560,542; Note 5)			2,044,275,831
Liabilities in excess of other assets(o) (15.4)%			(273,000,939)

Net Assets 100.0%			$1,771,274,892

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

The	following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

PLC—Public Limited Company

*	The ratings reflected are as of February 28, 2011. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	US$ denominated foreign securities.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2011.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $69,338,354. The aggregate value of $71,848,879 is approximately 4.1% of net assets.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $268,192,364; cash collateral of $274,426,436 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield at February 28, 2011.
(i)	Non-income producing security.
(j)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of February 28, 2011, 17 securities representing $11,967,421 and 0.7% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	35

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at February 28, 2011:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Deutsche Bank AG	09/20/13	$2,845	1.000%	Masco Corp., 6.125%, 10/03/16	$38,176	$68,829	$(30,653)
JPMorgan Chase Bank	12/20/13	5,000	3.350	Seagate Technology HDD Holdings, 6.800%, 10/01/16	(249,221)	1,158	(250,379)
JPMorgan Chase Bank	12/20/13	5,000	6.500	Tenet Healthcare Corp., 7.375%, 02/01/13	(604,426)	2,247	(606,673)

					$(815,471)	$72,234	$(887,705)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at February 28, 2011(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Sell Protection(2):
Deutsche Bank AG	12/20/14	$6,000	5.000%	Ford Motor Co., 6.500%, 08/01/18	2.277%	$645,894	$(783,333)	$1,429,227
Goldman Sachs International	03/20/16	1,850	4.100	NRG Energy, Inc., 7.250%, 02/01/14	4.358	(5,842)	—	(5,842)

						$640,052	$(783,333)	$1,423,385

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$—	$12,932,484
Bank Loans	—	73,226,783	17,142,450
Corporate Bonds	—	1,608,501,193	1,235,969
Common Stocks	2,940,103	—	176,898
Preferred Stocks	7,516,464	—	152,020
Warrants	93,870	—	8,702
Affiliated Mutual Funds	320,348,895	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	535,680	—

Total	$330,899,332	$1,682,263,656	$31,648,523

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	37

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/10	$4,651,807	$15,776,082	$2,926	$165,986	$474,020	$7,736
Realized gain (loss)	(622,054)	176,776	—	(195)	—	—
Change in unrealized appreciation (depreciation)**	7,147,468	570,500	382,710	11,107	(322,000)	966
Purchases	1,268,987	3,999,375	111,755	—	—	—
Sales	(6,395,213)	(4,355,778)	—	—	—	—
Accrued discount/premium	255,858	29,495	8,165	—	—	—
Transfers into Level 3	6,625,631	946,000	730,413	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 02/28/11	$12,932,484	$17,142,450	$1,235,969	$176,898	$152,020	$8,702

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $5,027,016 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 3 Asset Backed Securities and 2 Bank Loans transferred into Level 3 as a result of using a single broker quote and 2 Corporate Bonds transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Trustee’s approval.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2011 were as follows:

Affiliated Mutual Funds (including 15.5% of collateral received for securities on loan)	18.1%
Technology	13.2
Healthcare & Pharmaceutical	10.9
Media & Entertainment	8.0
Capital Goods	6.3
Energy—Other	5.0
Cable	4.9
Electric	4.9
Gaming	4.9
Non-Captive Finance	4.8
Telecommunications	4.5

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Industry (Continued)
Foods	3.7%
Chemicals	3.3
Packaging	2.9
Consumer	2.7
Pipelines & Other	2.4
Metals	2.3
Automotive	2.1
Aerospace & Defense	1.8
Retailers	1.6
Paper	1.5
Building Materials & Construction	1.3
Real Estate Investment Trusts	1.3
Banking	1.2
Lodging & Leisure	0.9
Asset Backed Securities	0.7
Common Stocks	0.2

115.4
Liabilities in excess of other assets	(15.4)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$1,429,227	Unrealized depreciation on swap agreements	$893,547
Credit contracts	Premium paid for swap agreements	72,234	Premium received for swap agreements	783,333
Equity contracts	Unaffiliated Investments	102,572		—

Total		$1,604,033		$1,676,880

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	39

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$(414,930)	$(414,930)
Equity contracts	—	—	—

Total	$—	$(414,930)	$(414,930)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$721,594	$721,594
Equity contracts	52,109	—	52,109

Total	$52,109	$721,594	$773,703

For the six months ended February 28, 2011, the Portfolio’s average notional amount for credit default swaps as buyer was $14,512,000 and the average notional amount for credit default swaps as seller was $7,850,000.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

FEBRUARY 28, 2011	SEMIANNUAL REPORT

Prudential High Yield Fund, Inc.

Statement of Assets and Liabilities

as of February 28, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $268,192,364:
Unaffiliated investments (cost $1,638,179,564)	$1,723,926,936
Affiliated investments (cost $320,380,978)	320,348,895
Cash	4,793,085
Dividends and interest receivable	31,319,088
Receivable for investments sold	16,715,823
Receivable for Fund shares sold	3,466,808
Unrealized appreciation on swap agreements	1,429,227
Premium paid for swap agreements	72,234
Prepaid expenses	15,812

Total assets	2,102,087,908

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	274,426,436
Payable for investments purchased	46,512,543
Payable for Fund shares reacquired	4,238,788
Dividends payable	2,524,272
Unrealized depreciation on swap agreements	893,547
Premium received for swap agreements	783,333
Management fee payable	622,455
Distribution fee payable	401,237
Accrued expenses	202,136
Affiliated transfer agent fee payable	149,685
Deferred trustees’ fees	58,584

Total liabilities	330,813,016

Net Assets	$1,771,274,892

Net assets were comprised of:
Common stock, at par	$3,148,523
Paid-in capital in excess of par	1,837,330,516

1,840,479,039
Undistributed net investment income	554,994
Accumulated net realized loss on investments and foreign currency transactions	(156,067,285)
Net unrealized appreciation on investments	86,308,144

Net assets, February 28, 2011	$1,771,274,892

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($1,176,216,375 ÷ 209,137,637 shares of common stock issued and outstanding)	$5.62
Maximum sales charge (4.50% of offering price)	.26

Maximum offering price to public	$5.88

Class B
Net asset value, offering price and redemption price per share ($111,423,642 ÷ 19,833,404 shares of common stock issued and outstanding)	$5.62

Class C
Net asset value, offering price and redemption price per share ($134,960,700 ÷ 24,029,617 shares of common stock issued and outstanding)	$5.62

Class L
Net asset value, offering price and redemption price per share ($3,733,319 ÷ 663,280 shares of common stock issued and outstanding)	$5.63

Class M
Net asset value, offering price and redemption price per share ($2,574,223 ÷ 457,753 shares of common stock issued and outstanding)	$5.62

Class R
Net asset value, offering price and redemption price per share ($16,716,675 ÷ 2,972,743 shares of common stock issued and outstanding)	$5.62

Class X
Net asset value, offering price and redemption price per share ($812,601 ÷ 144,582 shares of common stock issued and outstanding)	$5.62

Class Z
Net asset value, offering price and redemption price per share ($324,837,357 ÷ 57,613,257 shares of common stock issued and outstanding)	$5.64

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	43

Statement of Operations

Six Months Ended February 28, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$66,932,559
Affiliated income from securities loaned, net	370,224
Unaffiliated dividends	269,395
Affiliated dividend income	90,305

Total income	67,662,483

Expenses
Management fee	3,794,333
Distribution fee—Class A	1,414,414
Distribution fee—Class B	385,124
Distribution fee—Class C	519,123
Distribution fee—Class L	9,602
Distribution fee—Class M	17,169
Distribution fee—Class R	32,704
Distribution fee—Class X	4,397
Transfer agent’s fees and expenses (including affiliated expense of $383,200) (Note 3)	877,000
Custodian’s fees and expenses	123,000
Registration fees	64,000
Reports to shareholders	64,000
Trustees’ fees	27,000
Legal fees and expenses	23,000
Insurance	19,000
Audit fee	16,000
Miscellaneous	15,903

Total expenses	7,405,769

Net investment income	60,256,714

Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	35,986,350
Swap agreement transactions	(414,930)

35,571,420

Net change in unrealized appreciation (depreciation) on:
Investments	55,789,552
Swap agreements	721,594

56,511,146

Net gain on investment transactions	92,082,566

Net Increase In Net Assets Resulting From Operations	$152,339,280

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Increase In Net Assets
Operations
Net investment income	$60,256,714	$118,300,845
Net realized gain on investment transactions	35,571,420	64,593,036
Net change in unrealized appreciation (depreciation) on investments and swap agreements	56,511,146	62,369,083

Net increase in net assets resulting from operations	152,339,280	245,262,964

Dividends from net investment income (Note 1)
Class A	(43,390,092)	(94,845,034)
Class B	(3,682,704)	(7,655,583)
Class C	(4,398,873)	(7,844,430)
Class L	(142,436)	(347,748)
Class M	(118,776)	(502,297)
Class R	(485,896)	(615,743)
Class X	(30,427)	(110,530)
Class Z	(10,294,076)	(8,554,194)

	(62,543,280)	(120,475,559)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	381,572,755	280,352,636
Net asset value of shares issued in reinvestment of dividends	49,002,187	89,944,437
Cost of shares reacquired	(187,889,453)	(320,918,536)

Net increase in net assets from Fund share transactions	242,685,489	49,378,537

Capital Contributions (Note 6)
Proceeds from regulatory settlement	8,458	759,492

Total increase	332,489,947	174,925,434

Net Assets
Beginning of period	1,438,784,945	1,263,859,511

End of period(a)	$1,771,274,892	$1,438,784,945

(a) Includes undistributed net investment income of:	$554,994	$2,841,560

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	45

Notes to Financial Statements

(Unaudited)

Prudential High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which

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use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Prudential High Yield Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty

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by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements,

Prudential High Yield Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2011, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such

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warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Prudential High Yield Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which

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are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .46% for the six months ended February 28, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .75%, 1%, ..50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively.

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Notes to Financial Statements

(Unaudited) continued

For the six months ended February 28, 2011, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively. Through December 31, 2010, PIMS had contractually agreed to limit such fees to .75% of the average daily net assets of Class C shares.

PIMS has advised the Fund that it has received approximately $399,793 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2011, it received approximately $762, $77,360, $10,728, $786 and $130 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2011, the Fund incurred approximately $326,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2011, PIM has been compensated approximately $110,587 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Fund”), each a portfolio of

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the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2011, aggregated $995,178,193 and $738,928,078 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,968,085,750	$114,171,728	$(37,981,647)	$76,190,081

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the difference in the treatment of accreting market discount and premium amortization.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2010 of approximately $185,814,000, of which $25,551,000 expires in 2013, $25,146,000 expires in 2014, $9,303,000 expires in 2015, $11,341,000 expires in 2016, $48,200,000 expires in 2017 and 66,273,000 expires in 2018. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of acquisitions. Utilization of these capital loss carryforwards may be limited in accordance with income tax regulations. As of August 31, 2010, approximately $397,814,000 of its capital loss carryovers were written-off due to loss limitations and expiration. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Prudential High Yield Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

During the six months ended February 28, 2011 and the year ended August 31, 2010, the Fund received $8,458 and $759,492 related to an unaffiliated-third party and to a former affiliate’s settlements of regulatory proceedings, respectively, involving allegations of improper trading Fund shares. Those amounts are presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

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The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X, Class New X and Class Z common stock. Of the authorized shares of common stock of the Fund, 500 million shares are designated Class A common stock, 400 million shares are designated for each of Class B common stock, Class C common stock, Class L common stock, Class M common stock and 225 million shares are designated for each of Class R common stock, Class X common stock, Class New X common stock and Class Z common stock. Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2011:
Shares sold	14,497,291	$79,891,070
Shares issued in reinvestment of dividends	5,999,670	33,065,284
Shares reacquired	(18,637,768)	(102,729,263)

Net increase (decrease) in shares outstanding before conversion	1,859,193	10,227,091
Shares issued upon conversion from Class B, Class M and Class X	1,826,891	9,934,652
Shares reacquired upon conversion into Class Z	(164,322)	(899,275)

Net increase (decrease) in shares outstanding	3,521,762	$19,262,468

Year ended August 31, 2010:
Shares sold	24,467,434	$127,953,682
Shares issued in reinvestment of dividends	13,303,087	69,497,755
Shares reacquired	(43,707,622)	(228,160,470)

Net increase (decrease) in shares outstanding before conversion	(5,937,101)	(30,709,033)
Shares issued upon conversion from Class B, Class M and Class X	2,999,137	15,388,225

Net increase (decrease) in shares outstanding	(2,937,964)	$(15,320,808)

Class B
Six months ended February 28, 2011:
Shares sold	3,829,971	$21,059,249
Shares issued in reinvestment of dividends	501,372	2,761,952
Shares reacquired	(1,087,249)	(5,991,770)

Net increase (decrease) in shares outstanding before conversion	3,244,094	17,829,431
Shares reacquired upon conversion into Class A	(1,559,557)	(8,448,288)

Net increase (decrease) in shares outstanding	1,684,537	$9,381,143

Year ended August 31, 2010:
Shares sold	5,910,395	$30,769,404
Shares issued in reinvestment of dividends	1,082,663	5,648,531
Shares reacquired	(4,307,006)	(22,384,277)

Net increase (decrease) in shares outstanding before conversion	2,686,052	14,033,658
Shares reacquired upon conversion into Class A	(2,271,193)	(11,600,474)

Net increase (decrease) in shares outstanding	414,859	$2,433,184

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Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28, 2011:
Shares sold	5,244,791	$28,832,454
Shares issued in reinvestment of dividends	660,299	3,634,621
Shares reacquired	(2,942,752)	(16,224,947)

Net increase (decrease) in shares outstanding before conversion	2,962,338	16,242,128
Shares reacquired upon conversion into Class Z	(62,049)	(339,407)

Net increase (decrease) in shares outstanding	2,900,289	$15,902,721

Year ended August 31, 2010:
Shares sold	8,329,691	$43,486,953
Shares issued in reinvestment of dividends	1,197,357	6,251,959
Shares reacquired	(4,367,656)	(22,688,976)

Net increase (decrease) in shares outstanding	5,159,392	$27,049,936

Class L
Six months ended February 28, 2011:
Shares sold	2,730	$14,902
Shares issued in reinvestment of dividends	20,979	115,732
Shares reacquired	(87,245)	(482,733)

Net increase (decrease) in shares outstanding	(63,536)	$(352,099)

Year ended August 31, 2010:
Shares sold	104,691	$548,617
Shares issued in reinvestment of dividends	52,677	274,950
Shares reacquired	(286,305)	(1,498,731)

Net increase (decrease) in shares outstanding	(128,937)	$(675,164)

Class M
Six months ended February 28, 2011:
Shares sold	13,340	$72,762
Shares issued in reinvestment of dividends	12,871	70,817
Shares reacquired	(82,528)	(452,328)

Net increase (decrease) in shares outstanding before conversion	(56,317)	(308,749)
Shares reacquired upon conversion into Class A	(239,021)	(1,323,415)

Net increase (decrease) in shares outstanding	(295,338)	$(1,632,164)

Year ended August 31, 2010:
Shares sold	51,131	$264,071
Shares issued in reinvestment of dividends	58,005	301,644
Shares reacquired	(372,826)	(1,940,952)

Net increase (decrease) in shares outstanding before conversion	(263,690)	(1,375,237)
Shares reacquired upon conversion into Class A	(581,013)	(3,039,617)

Net increase (decrease) in shares outstanding	(844,703)	$(4,414,854)

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Class R	Shares	Amount
Six months ended February 28, 2011:
Shares sold	1,386,095	$7,657,410
Shares issued in reinvestment of dividends	87,174	481,005
Shares reacquired	(464,429)	(2,560,423)

Net increase (decrease) in shares outstanding	1,008,840	$5,577,992

Year ended August 31, 2010:
Shares sold	1,739,124	$9,086,006
Shares issued in reinvestment of dividends	115,150	603,539
Shares reacquired	(654,837)	(3,431,136)

Net increase (decrease) in shares outstanding	1,199,437	$6,258,409

Class X
Six months ended February 28, 2011:
Shares sold	5,216	$28,706
Shares issued in reinvestment of dividends	5,457	30,044
Shares reacquired	(18,362)	(100,762)

Net increase (decrease) in shares outstanding before conversion	(7,689)	(42,012)
Shares reacquired upon conversion into Class A	(29,558)	(162,949)

Net increase (decrease) in shares outstanding	(37,247)	$(204,961)

Year ended August 31, 2010:
Shares sold	18,487	$97,527
Shares issued in reinvestment of dividends	19,419	100,855
Shares reacquired	(101,036)	(518,093)

Net increase (decrease) in shares outstanding before conversion	(63,130)	(319,711)
Shares reacquired upon conversion into Class A	(143,565)	(748,134)

Net increase (decrease) in shares outstanding	(206,695)	$(1,067,845)

Class Z
Six months ended February 28, 2011:
Shares sold	44,472,894	$244,016,202
Shares issued in reinvestment of dividends	1,595,957	8,842,732
Shares reacquired	(10,714,904)	(59,347,227)

Net increase (decrease) in shares outstanding before conversion	35,353,947	193,511,707
Shares issued upon conversion from Class A and Class C	225,845	1,238,682

Net increase (decrease) in shares outstanding	35,579,792	$194,750,389

Year ended August 31, 2010:
Shares sold	13,005,112	$68,146,376
Shares issued in reinvestment of dividends	1,385,980	7,265,204
Shares reacquired	(7,681,172)	(40,295,901)

Net increase (decrease) in shares outstanding	6,709,920	$35,115,679

Prudential High Yield Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2011.

60	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28, 2011(h)		Year Ended August 31,				Eight Months Period Ended August 31,		Year Ended December 31,
			2010(h)		2009	2008	2007(e)		2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$ 5.32		$ 4.84		$ 5.19	$ 5.58	$ 5.80		$ 5.67	$ 5.93
Income (loss) from investment operations:
Net investment income	.20		.45		.43	.43	.28		.41	.41
Net realized and unrealized gain (loss) on investment transactions	.31		.49		(.34)	(.38)	(.22)		.15	(.24)
Total from investment operations	.51		.94		.09	.05	.06		.56	.17
Less Dividends:
Dividends from net investment income	(.21)		(.46)		(.44)	(.44)	(.28)		(.43)	(.43)
Capital Contributions	-	(g)	-	(g)	-	-	-		-	-
Net asset value, end of period	$5.62		$5.32		$4.84	$5.19	$5.58		$5.80	$5.67
Total Return(a):	9.70%		19.94%		3.32%	0.86%	0.82%		10.24%	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,176,216		$1,093,443		$1,009,183	$955,165	$1,099,469		$1,201,400	$1,251,927
Average net assets (000)	$1,140,909		$1,078,033		$811,838	$1,024,892	$1,170,148		$1,205,856	$1,287,410
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	.86%	(c)	.90%		.91%	.88%	.92%	(c)	.86%	.90%
Expenses, excluding distribution and service (12b-1) fees	.61%	(c)	.65%		.66%	.63%	.67%	(c)	.61%	.65%
Net investment income	7.39%	(c)	8.64%		9.95%	7.99%	7.20%	(c)	7.32%	7.09%
For Class A, B, C, L, M, R, X and Z shares: shares:
Portfolio turnover rate	47%	(d)	91%		82%	63%	34%	(d)	40%	51%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(c) Annualized.

(d) Not annualized.

(e) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Less than $0.005 per share.

(h) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	61

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28, 2011(f)		Year Ended August 31,				Eight Months Period Ended August 31, 2007(c)		Year Ended December 31,
			2010(f)		2009	2008			2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$ 5 .31		$ 4 .83		$ 5 .19	$ 5 .58	$ 5 .79		$ 5 .66	$ 5 .92
Income (loss) from investment operations:
Net investment income	.19		.42		.41	.40	.26		.38	.38
Net realized and unrealized gain (loss) on investment transactions	.32		.49		(.35)	(.38)	(.21)		.15	(.24)
Total from investment operations	.51		.91		.06	.02	.05		.53	.14
Less Dividends:
Dividends from net investment income	( .20)		( .43)		( .42)	( .41)	( .26)		( .40)	( .40)
Capital Contributions	-	(e)	-	(e)	-	-	-		-	-
Net asset value, end of period	$ 5 .62		$ 5 .31		$ 4 .83	$ 5 .19	$ 5 .58		$ 5 .79	$ 5 .66
Total Return(a):	9 .65%		19.39%		2.59%	0 .37%	0 .50%		9 .70%	2 .54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111,424		$96,409		$85,727	$109,152	$160,265		$191,778	$281,304
Average net assets (000)	$103,551		$92,174		$76,697	$132,653	$178,973		$232,435	$380,450
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.36%	(b)	1 .40%		1 .41%	1 .38%	1.42%	(b)	1 .36%	1 .40%
Expenses, excluding distribution and service (12b-1) fees	.61%	(b)	.65%		.66%	.63%	.67%	(b)	.61%	.65%
Net investment income	6.89%	(b)	8 .15%		9 .44%	7 .48%	6.69%	(b)	6 .82%	6 .57%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $0.005 per share.

(f) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended February 28, 2011(g)		Year Ended August 31,				Eight Months Period Ended August 31, 2007(d)		Year Ended December 31,
			2010(g)		2009	2008			2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$ 5 .31		$ 4 .83		$5.18	$ 5.58	$ 5.79		$ 5.66	$ 5.92
Income (loss) from investment operations:
Net investment income	.19		.42		.41	.40	.26		.38	.38
Net realized and unrealized gain (loss) on investment transactions	.31		.49		(.34)	(.39)	(.21)		.15	(.24)
Total from investment operations	.50		.91		.07	.01	.05		.53	.14
Less Dividends:
Dividends from net investment income	(.19)		( .43)		( .42)	( .41)	( .26)		(.40)	(.40)
Capital Contributions	-	(f)	-	(f)	-	-	-		-	-
Net asset value, end of period	$ 5 .62		$ 5 .31		$ 4.83	$ 5.18	$ 5.58		$ 5.79	$ 5.66
Total Return(a):	9 .61%		19.40%		2.83%	.18%	.49%		9.69%	2.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134,961		$112,212		$77,177	$49,660	$56,307		$54,036	$62,127
Average net assets (000)	$125,213		$ 94,741		$50,393	$52,804	$58,540		$55,946	$70,914
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.45%	(c)	1 .40%		1 .41%	1 .38%	1.42%	(c)	1 .36%	1 .40%
Expenses, excluding distribution and service (12b-1) fees	.61%	(c)	.65%		.66%	.63%	.67%	(c)	.61%	.65%
Net investment income	6.81%	(c)	8 .12%		9 .42%	7 .49%	6.70%	(c)	6 .82%	6 .57%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(c) Annualized.

(d) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $0.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudntial High Yield Fnd, Inc.	63

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended February 28,		Year Ended August 31,				March 26, 2007(a) through August 31,
	2011(g)		2010(g)		2009	2008	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.32		$4.84		$5.19	$5.59	$5.86
Income (loss) from investment operations:
Net investment income	.20		.44		.42	.42	.18
Net realized and unrealized gain (loss) on investment transactions	.31		.49		(.34)	(.39)	(.27)
Total from investment operations	.51		.93		.08	.03	(.09)
Less Dividends:
Dividends from net investment income	(.20)		(.45)		(.43)	(.43)	(.18)
Capital Contributions	-	(f)	-	(f)	-	-	-
Net asset value, end of period	$5.63		$5.32		$4.84	$5.19	$ 5.59
Total Return(c):	9.76%		19.64%		3.05%	0.44%	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,733		$3,868		$4,144	$5,114	$6,688
Average net assets (000)	$3,872		$4,060		$3,969	$5,980	$7,546
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.11%	(d)	1.15%		1.16%	1.13%	1.17% (d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(d)	.65%		.66%	.63%	.67% (d)
Net investment income	7.14%	(d)	8.41%		9.71%	7.73%	6.97% (d)

(a) Inception date of Class L shares.

(b) The Fund changed its fiscal year end from December 31 to August 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $0.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Class M Shares
	Six Months Ended February 28,		Year Ended August 31,				March 26, 2007(a) through August 31,
	2011(g)		2010(g)		2009	2008	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.32		$4.84		$5.19	$ 5.57	$5 .84
Income (loss) from investment operations:
Net investment income	.18		.41		.41	.39	.17
Net realized and unrealized gain (loss) on investment transactions	.31		.49		(.35)	(.37)	(.27)
Total from investment operations	.49		.90		.06	.02	(.10)
Less Dividends:
Dividends from net investment income	(.19)		(.42)		(.41)	(.40)	(.17)
Capital Contributions	-	(f)	-	(f)	-	-	-
Net asset value, end of period	$5.62		$5.32		$4.84	$5.19	$5.57
Total Return(c):	9.29%		19.04%		2.52%	.28%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,574		$4,004		$7,730	$14,831	$29,221
Average net assets (000)	$3,462		$6,190		$9,244	$22,037	$36,125
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.61%	(d)	1.65%		1.66%	1.63%	1.67% (d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(d)	.65%		.66%	.63%	.67% (d)
Net investment income	6.64%	(d)	7.96%		9.20%	7.21%	6.63% (d)

(a) Inception date of Class M shares.

(b) The Fund changed its fiscal year end from December 31 to August 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $0.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	65

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,				Eight Months Period Ended August 31,		Year Ended December 31,	June 6, 2005(a) through December 31,
	2011(h)		2010(h)		2009	2008	2007(e)		2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.32		$4.84		$5.19	$5.59	$5.81		$5.67	$5.75
Income (loss) from investment operations:
Net investment income	.19		.44		.42	.42	.27		.42	.23
Net realized and unrealized gain (loss) on investment transactions	.31		.49		(.34)	(.39)	(.21)		.15	(.06)
Total from investment operations	.50		.93		.08	.03	.06		.57	.17
Less Dividends:
Dividends from net investment income	(.20)		(.45)		(.43)	(.43)	(.28)		(.43)	(.25)
Capital Contributions	-	(g)	-	(g)	-	-	-		-	-
Net asset value, end of period	$5.62		$5.32		$4.84	$5.19	$5.59		$5.81	$5.67
Total Return(b):	9.57%		19.66%		3.07%	0.47%	0.56%		10.45%	2.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,717		$10,441		$3,698	$1,295	$851		$13	$2
Average net assets (000)	$13,190		$7,260		$1,580	$1,221	$401		$3	$2
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.11%	(d)	1.15%		1.16%	1.13%	1.17%	(d)	1.11%	1.15%	(d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(d)	.65%		.66%	.63%	.67%	(d)	.61%	.65%	(d)
Net investment income	7.15%	(d)	8.32%		9.64%	7.78%	7.19%	(d)	7.45%	6.75%	(d)

(a) Inception date of Class R shares.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(d) Annualized.

(e) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Less than $0.005 per share.

(h) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended February 28, 2011(g)		Year Ended August 31,				March 26, 2007(a) through August 31, 2007(b)
			2010(g)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.31		$4.83		$5.19	$5.57	$5.84
Income (loss) from investment operations:
Net investment income	.18		.41		.38	.38	.13
Net realized and unrealized gain (loss) on investment transactions	.32		.49		(.33)	(.36)	(.23)
Total from investment operations	.50		.90		.05	.02	(.10)
Less Dividends:
Dividends from net investment income	(.19)		(.42)		(.41)	(.40)	(.17)
Capital Contributions	–	(f)	–	(f)	–	–	–
Net asset value, end of period	$5.62		$5.31		$4.83	$5.19	$5.57
Total Return(c):	9.50%		19.07%		2.32%	0.30%	(1.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$813		$966		$1,878	$3,482	$4,527
Average net assets (000)	$887		$1,359		$2,152	$4,230	$5,300
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.61%	(d)	1 .65%		1.66%	1.63%	1.67% (d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(d)	.65%		.66%	.63%	.67% (d)
Net investment income	6.64%	(d)	7 .97%		9.19%	7.24%	5.43% (d)

(a) Inception date of Class X shares.

(b) The Fund changed its fiscal year end from December 31 to August 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $0.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	67

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,				Eight Months Period Ended August 31,		Year Ended December 31,
	2011(f)		2010(f)		2009	2008	2007(c)		2006	2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.33		$4.85		$5.20	$5.60	$5.81		$5.68	$5.94
Income (loss) from investment operations:
Net investment income	.21		.46		.44	.45	.29		.43	.43
Net realized and unrealized gain (loss) on investment transactions	.32		.49		(.34)	(.39)	(.21)		.14	(.24)
Total from investment operations	.53		.95		.10	.06	.08		.57	.19
Less Dividends:
Dividends from net investment income	(.22)		(.47)		(.45)	(.46)	(.29)		(.44)	(.45)
Capital Contributions	-	(e)	-	(e)	-	-	-		-	-
Net asset value, end of period	$5.64		$5.33		$4.85	$5.20	$5.60		$5.81	$5.68
Total Return(a):	10.09%		20.23%		3.68%	.96%	.98%		1.51%	3.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$324,837		$117,442		$74,321	$23,728	$21,364		$30,486	$24,130
Average net assets (000)	$262,223		$ 94,871		$37,817	$22,081	$29,101		$26,634	$29,298
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.61%	(b)	.65%		.66%	.63%	.67%	(b)	.61%	.65%
Expenses, excluding distribution and service (12b-1) fees	.61%	(b)	.65%		.66%	.63%	.67%	(b)	.61%	.65%
Net investment income	7.64%	(b)	8.86%		10.14%	8.24%	7.41%	(b)	7.58%	7.32%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $0.005 per share.

(f) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential High Yield Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	DHYMX	JDYRX	N/A	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y405	74440Y504	74440Y603	74440Y702	74440Y801

MF110E2    0199537-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential High Yield Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	April 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 19, 2011